FORM 24F-2
                        Annual Notice of Securities Sold
                             Pusuant to Rule 24f-2
________________________________________________________________________________


1.   Names and address of issuer:

     EVERGREEN INVESTMENT TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN FLORIDA MUNICIPAL BOND FUND
     EVERGREEN GEORGIA MUNICIPAL BOND FUND
     EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
     EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
     EVERGREEN VIRGINIA MUNICIPAL BOND FUND
     EVERGREEN HIGH GRADE TAX FREE FUND
     EVERGREEN TREASURY MONEY MARKET FUND


3.   Investment Company Act File Number:     811-4154

     Securities Act File Number:             2-94560



4.   Last day of fiscal year for which this notice is filed:

          August 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                   NONE


9.   Number and aggregate sale price of securities sold during the fiscal year:

     Florida Municipal Bond Fund             2,429,168      $23,907,764
     Georgia Municipal Bond Fund               587,327       $5,658,929
     North Carolina Municipal Bond Fund      1,080,347      $10,980,787
     South Carolina Municipal Bond Fund        490,248      $ 4,781,622
     Virginia Municipal Bond Fund              675,664      $ 6,645,400
     High Grade Tax Free Fund                1,536,726      $16,809,423
     Treasury Money Market Fund          7,869,299,806   $7,869,261,677
                                         -------------    -------------
                                         7,876,099,286   $7,938,045,602
                                             Shares

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Florida Municipal Bond Fund              2,429,168      $23,907,764
     Georgia Municipal Bond Fund                587,327       $5,658,929
     North Carolina Municipal Bond Fund       1,080,347      $10,980,787
     South Carolina Municipal Bond Fund         490,248      $ 4,781,622
     Virginia Municipal Bond Fund               675,664      $ 6,645,400
     High Grade Tax Free Fund                 1,536,726      $16,809,423
     Treasury Money Market Fund           7,869,299,806   $7,869,261,677
                                          -------------    -------------
                                          7,876,099,286   $7,938,045,602
                                                 Shares

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

     Florida Municipal Bond Fund              272,244     $2,678,816
     Georgia Municipal Bond Fund               38,055       $366,974
     North Carolina Municipal Bond Fund       172,766     $1,752,076
     South Carolina Municipal Bond Fund        25,796       $251,384
     Virginia Municipal Bond Fund              31,580       $309,870
     High Grade Tax Free Fund                 283,618     $3,093,850
     Treasury Money Market Fund            17,972,077    $17,972,077
                                           ----------    -----------
                                           18,796,136    $26,425,047
                                             Shares

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     Florida Municipal Bond Fund              2,429,168       $23,907,764
     Georgia Municipal Bond Fund                587,327        $5,658,929
     North Carolina Municipal Bond Fund       1,080,347       $10,980,787
     South Carolina Municipal Bond Fund         490,248       $ 4,781,622
     Virginia Municipal Bond Fund               675,664       $ 6,645,400
     High Grade Tax Free Fund                 1,536,726       $16,809,423
     Treasury Money Market Fund           7,869,299,806    $7,869,261,677
                                          -------------      -------------
                                          7,876,099,286    $7,938,045,602
                                                 Shares

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $

     Florida Municipal Bond Fund              272,244      $2,678,816
     Georgia Municipal Bond Fund               38,055        $366,974
     North Carolina Municipal Bond Fund       172,766      $1,752,076
     South Carolina Municipal Bond Fund        25,796        $251,384
     Virginia Municipal Bond Fund              31,580        $309,870
     High Grade Tax Free Fund                 283,618      $3,093,850
     Treasury Money Market Fund            17,972,077     $17,972,077
                                           ----------      -----------
                                           18,796,136     $26,425,047
                                             Shares

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):   $

     Florida Municipal Bond Fund           3,713,644       ($36,571,005)
     Georgia Municipal Bond Fund             442,330        ($4,232,687)
     North Carolina Municipal Bond Fund      987,187       ($10,003,099)
     South Carolina Municipal Bond Fund      124,817        ($1,208,640)
     Virginia Municipal Bond Fund            182,832        ($1,791,146)
     High Grade Tax Free Fund              2,799,516       ($30,410,408)
     Treasury Money Market Fund        5,974,992,600    ($5,974,992,600)
                                        ------------      --------------
                                       5,983,242,926     ($6,059,209,585)
                                           Shares

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):  +  N/A


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable):  $

     Florida Municipal Bond Fund          (1,012,232)       ($9,984,425)
     Georgia Municipal Bond Fund             183,052         $1,793,216
     North Carolina Municipal Bond Fund      265,926         $2,729,764
     South Carolina Municipal Bond Fund      391,227         $3,824,366
     Virginia Municipal Bond Fund            524,412         $5,164,124
     High Grade Tax Free Fund               (979,172)      ($10,507,135)
     Treasury Money Market Fund         1,912,279,283    $1,912,241,154
                                        --------------   --------------
                                        1,911,652,496    $1,905,261,064

     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $577,352



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                              October 30, 1996



     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                                   President & Treasurer

                                   _____________________



     Date   October 30, 1996